Summary of Significant Accounting Policies - Summary of allowance for credit losses for financial assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance recognized on transition	$ 151
Current period provision for expected credit losses	10
Ending balance as of December 31, 2020	$ 161